Secured Borrowings (CBA Facility Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 A-319-100 [Member] item	Nov. 15, 2013 BOS Facility [Member] item	May 31, 2013 BOS Facility [Member] item	Dec. 31, 2013 BOS Facility [Member] item	Dec. 31, 2012 BOS Facility [Member] item	Dec. 31, 2011 BOS Facility [Member] item	Dec. 31, 2013 BOS Facility [Member] A-319-100 [Member]	Nov. 15, 2013 CBA Facility [Member] item	Dec. 31, 2013 CBA Facility [Member]	Dec. 31, 2012 CBA Facility [Member]	Oct. 14, 2011 Global Aviation Asset Management Portfolio [Member] item	Oct. 14, 2011 Global Aviation Asset Management Portfolio [Member] BOS Facility [Member] item	Nov. 15, 2013 Junior Tranches [Member] BOS Facility [Member]	Nov. 15, 2013 Senior Tranches [Member] BOS Facility [Member]
Secured Borrowings (Textual) [Abstract]
Number of aircraft financed					9									49	21
Number of aircraft refinanced						2	12	9	1		7
Facility principal repayments due to refinancing						$ 54,500,000		$ 194,900,000	$ 20,000,000
Payments of debt extinguishment costs	3,856,000							1,600,000
Repayment of debt	444,607,000	847,607,000	204,867,000		18,900,000			23,000,000				13,500,000
Debt forgiveness																19,200,000	9,900,000
Percentage of debt forgiven to borrowings																100.00%	11.25%
Number of new loans											7
Write-offs of loan costs and unamortized debt discount					2,000,000			1,400,000
Net gain on forgiveness of debt					22,200,000
Swap brokerage costs					4,900,000
Closing costs					900,000
Secured borrowings, net	2,254,705,000	2,052,412,000					159,802,000	268,625,000		36,400,000		159,802,000	268,625,000
Number of aircraft financed by notes				2
Maturity date extension option upon election after lease termination or expiration												9 months
Scheduled payments made	444,607,000	847,607,000	204,867,000		18,900,000			23,000,000				13,500,000
Interest payable based on LIBOR												2.50%
Accrued interest on the notes								$ 400,000				$ 200,000
Debt instrument, collateral percentage												80.00%